AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                               GENERATIONS (TM)
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                      SUPPLEMENT DATED JANUARY 20, 1998
                                      TO
                         PROSPECTUS DATED MAY 1, 1997
                 AS SUPPLEMENTED MAY 27 and OCTOBER 14, 1997


      Effective January 20, 1998, certain automatic transfer plans, previously available only to new Generations contract owners, are available also to existing Generations contract owners with respect to new purchase payments.

      Also effective January 20, 1998, American General Life Insurance Company is changing certain distribution arrangements, with respect to commissions and trail commissions, and certain disclosure, with respect to the payment of additional compensation by one of its broker-dealers, Van Kampen American Capital Distributors, to other broker-dealers.

      These changes require several changes in the prospectus, as follows:


1.    CHANGES WITH RESPECT TO TRANSFERS

ON PAGE 20, THE SENTENCE BEGINNING IN THE SIXTH LINE OF THE FOURTH PARAGRAPH, IS CHANGED TO READ:

      WE MAY OFFER CERTAIN AUTOMATIC TRANSFER PLANS TO CONTRACT OWNERS WHO MAKE NEW PURCHASE PAYMENTS AND WHO ARE NOT PRESENTLY OWNERS OF ANY OTHER ANNUITY CONTRACT OFFERED BY AGL OR AN AFFILIATE OF AGL.


2.    CHANGES WITH RESPECT TO DISTRIBUTION ARRANGEMENTS

ON PAGE 40, THE SECOND PARAGRAPH UNDER "DISTRIBUTION ARRANGEMENTS" IS CHANGED TO READ:

      AGL COMPENSATES VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC. ("VKAC DISTRIBUTORS") AND OTHER BROKER-DEALERS THAT SELL THE CONTRACTS ACCORDING TO ONE OR MORE COMPENSATION SCHEDULES. THE SCHEDULES PROVIDE FOR COMMISSIONS OF UP TO 7% OF FIRST YEAR

      PURCHASE PAYMENTS RECEIVED PURSUANT TO THE CONTRACTS. IN ADDITION, DEPENDING ON THE SCHEDULE SELECTED, AGL MAY PAY CONTINUING "TRAIL" COMMISSIONS OF UP TO 0.75% OF CONTRACT ACCOUNT VALUE. AGL ALSO HAS AGREED TO PAY VKAC DISTRIBUTORS FOR ITS PROMOTIONAL ACTIVITIES SUCH AS THE SOLICITATION OF SELLING GROUP AGREEMENTS BETWEEN BROKER- DEALERS AND AGL, AGENT APPOINTMENTS WITH AGL, PRINTING AND DEVELOPMENT OF SALES LITERATURE TO BE USED BY AGL APPOINTED AGENTS AS WELL AS RELATED MARKETING SUPPORT AND RELATED SPECIAL PROMOTIONAL CAMPAIGNS. FROM TIME TO TIME VKAC DISTRIBUTORS MAY ENGAGE IN SPECIAL PROMOTIONS RESULTING IN THE PAYMENT BY VKAC DISTRIBUTORS OF ADDITIONAL COMPENSATION TO ONE OR MORE OF THE BROKER-DEALERS THAT SELL THE CONTRACTS. NONE OF THESE DISTRIBUTION EXPENSES RESULTS IN ANY ADDITIONAL CHARGES UNDER THE CONTRACTS THAT ARE NOT DESCRIBED UNDER "CHARGES UNDER THE CONTRACTS."

                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                               GENERATIONS (TM)
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                      SUPPLEMENT DATED JANUARY 19, 1998
                                      TO
                         PROSPECTUS DATED MAY 1, 1997
               AS SUPPLEMENTED OCTOBER 14 AND OCTOBER 28, 1997


      Effective January 20, 1998, certain automatic transfer plans, previously available only to new Generations contract owners, are available also to existing Generations contract owners with respect to new purchase payments. Also effective January 20, 1998, American General Life Insurance Company is changing certain distribution arrangements, with respect to commissions and trail commissions, and certain disclosure, with respect to the payment of additional compensation by one of its broker-dealers, Van Kampen American Capital Distributors, to other broker-dealers.

      These changes require several changes in the prospectus, as follows:


1.    CHANGES WITH RESPECT TO TRANSFERS

ON PAGE 20, THE SENTENCE BEGINNING IN THE SIXTH LINE OF THE FOURTH PARAGRAPH, IS CHANGED TO READ:

      WE MAY OFFER CERTAIN AUTOMATIC TRANSFER PLANS TO CONTRACT OWNERS WHO MAKE NEW PURCHASE PAYMENTS AND WHO ARE NOT PRESENTLY OWNERS OF ANY OTHER ANNUITY CONTRACT OFFERED BY AGL OR AN AFFILIATE OF AGL.


2.    CHANGES WITH RESPECT TO DISTRIBUTION ARRANGEMENTS

ON PAGE 40, THE SECOND PARAGRAPH UNDER "DISTRIBUTION ARRANGEMENTS" IS CHANGED TO READ:

      AGL COMPENSATES VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC. ("VKAC DISTRIBUTORS") AND OTHER BROKER-DEALERS THAT SELL THE CONTRACTS ACCORDING TO ONE OR MORE COMPENSATION SCHEDULES. THE SCHEDULES PROVIDE FOR COMMISSIONS OF UP TO 7% OF FIRST YEAR PURCHASE PAYMENTS RECEIVED PURSUANT TO THE CONTRACTS. IN ADDITION,

      DEPENDING ON THE SCHEDULE SELECTED, AGL MAY PAY CONTINUING "TRAIL" COMMISSIONS OF UP TO 0.75% OF CONTRACT ACCOUNT VALUE. AGL ALSO HAS AGREED TO PAY VKAC DISTRIBUTORS FOR ITS PROMOTIONAL ACTIVITIES SUCH AS THE SOLICITATION OF SELLING GROUP AGREEMENTS BETWEEN BROKER- DEALERS AND AGL, AGENT APPOINTMENTS WITH AGL, PRINTING AND DEVELOPMENT OF SALES LITERATURE TO BE USED BY AGL APPOINTED AGENTS AS WELL AS RELATED MARKETING SUPPORT AND RELATED SPECIAL PROMOTIONAL CAMPAIGNS. FROM TIME TO TIME VKAC DISTRIBUTORS MAY ENGAGE IN SPECIAL PROMOTIONS RESULTING IN THE PAYMENT BY VKAC DISTRIBUTORS OF ADDITIONAL COMPENSATION TO ONE OR MORE OF THE BROKER-DEALERS THAT SELL THE CONTRACTS. NONE OF THESE DISTRIBUTION EXPENSES RESULTS IN ANY ADDITIONAL CHARGES UNDER THE CONTRACTS THAT ARE NOT DESCRIBED UNDER "CHARGES UNDER THE CONTRACTS."


                                      2